Operating Profit Disclosures Continuing Operations - Summary of Operating Lease Rentals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating lease [Line Items]
Operating lease rentals	€ 606	€ 569	€ 471
Hire of Plant and Machinery [Member]
Disclosure of operating lease [Line Items]
Operating lease rentals	292	262	200
Land and Buildings [Member]
Disclosure of operating lease [Line Items]
Operating lease rentals	258	250	221
Other Operating Lease [Member]
Disclosure of operating lease [Line Items]
Operating lease rentals	€ 56	€ 57	€ 50